Transamerica Investors, Inc.
Transamerica Premier Funds
Supplement dated February 23, 2009 to the Prospectus dated May 1, 2008, as supplemented
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Transamerica Premier Funds — Investor Class Shares
Transamerica Premier Focus Fund
Transamerica Premier Equity Fund
Transamerica Premier Growth Opportunities Fund
Transamerica Premier Diversified Equity Fund
(each a “Fund”)
The Board of Directors has approved the elimination of the redemption fee charged by each Fund, effective March 1, 2009. Accordingly, the following changes to the Prospectus will become effective on March 1, 2009.
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The following supplements, replaces and amends information in the prospectus under the section entitled “Fees and Expenses — Shareholder Fees:”
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) imposed on purchases	None

Maximum Deferred Sales Charge (load)	None

Redemption Fee on shares held 90 calendar days or less (as a % of amount redeemed)	None
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All other references to the redemption fee policy in the Prospectus are hereby deleted.
Investors Should Retain This Supplement For Future Reference